Shareholder Fees - Thrivent Aggressive Allocation Portfolio - Class A	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)